Property and Equipment, Net	6 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	December 31, 2019	June 30, 2019

Building	$802,194	$-
Office equipment	675,301	433,878
Machinery and electronic equipment	13,243	13,167
Vehicles	25,570	8,739
Leasehold improvements	665,578	173,165
Less: accumulated depreciation	(698,705)	(24,854)
	$1,483,181	$604,095

For the six months ended December 31, 2019 and 2018, the depreciation expenses were $68,941 and nil, respectively.

For the six months ended December 31, 2019, the Company disposed of office equipment with original cost of $3,047 and accumulated depreciation of $1,282. The Company incurred a net loss of $1,025 from the disposal of office equipment.